American Century Investments®
Quarterly Portfolio Holdings
American Century® California Municipal Bond ETF (CATF)
May 31, 2026

California Municipal Bond ETF - Schedule of Investments
MAY 31, 2026 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
MUNICIPAL SECURITIES — 98.8%
American Samoa — 0.3%
American Samoa Economic Development Authority Rev., 5.00%, 9/1/27(1)	250,000	253,359
California — 95.1%
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/37	450,000	452,125
Antelope Valley-East Kern Water Agency Financing Authority Rev., (Metropolitan Water District of Southern California), 5.00%, 4/1/44	150,000	165,700
Bay Area Toll Authority Rev., 4.00%, 4/1/30	475,000	480,733
Bay Area Toll Authority Rev., 5.00%, 4/1/42	350,000	380,017
Bay Area Toll Authority Rev., 5.00%, 4/1/43	150,000	178,060
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Rev., 5.25%, 7/1/49	250,000	262,047
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Rev., 4.375%, 7/1/56 (AG)	250,000	249,591
California Community Choice Financing Authority Rev., 5.00%, 11/1/33 (GA: Canadian Imperial Bank)	500,000	540,894
California Community Choice Financing Authority Rev., 5.00%, 12/1/35 (GA: New York Life Insurance Co.)	400,000	438,931
California Community Choice Financing Authority Rev., 5.25%, 2/1/36 (GA: Realty Income Corp.)	600,000	654,844
California Community Choice Financing Authority Rev., VRN, 5.00%, 5/1/54 (GA: Morgan Stanley)	500,000	530,560
California Community Choice Financing Authority Rev., VRN, 5.50%, 10/1/54 (GA: National Bank of Canada)	45,000	48,946
California Community Choice Financing Authority Rev., VRN, 5.25%, 11/1/54 (GA: Goldman Sachs Group, Inc.)	465,000	491,526
California Community Choice Financing Authority Rev., VRN, 5.00%, 2/1/55 (GA: Royal Bank of Canada)	525,000	568,756
California Community Choice Financing Authority Rev., VRN, 5.00%, 8/1/55 (GA: American General Life)	500,000	521,442
California Community Choice Financing Authority Rev., VRN, 5.00%, 12/1/55 (GA: American General Life)	100,000	104,483
California Community Choice Financing Authority Rev., VRN, 5.00%, 1/1/56 (GA: New York Life Insurance Co.)	220,000	238,503
California Community Choice Financing Authority Rev., VRN, 5.00%, 3/1/56 (GA: Pacific Life Insurance Co.)	250,000	268,949
California Community Choice Financing Authority Rev., VRN, 5.00%, 10/1/56 (GA: Bank Of Nova Scotia TR)	500,000	540,890
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.25%, 5/1/43	20,000	20,331
California County Tobacco Securitization Agency Rev., (Gold Country Settlement Funding Corp.), 5.00%, 6/1/33	160,000	170,416
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 5.00%, 6/1/32	105,000	110,836
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 4.00%, 6/1/39	325,000	315,103
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 4.00%, 6/1/49	200,000	179,795
California Educational Facilities Authority Rev., (Santa Clara University), 5.00%, 4/1/40	200,000	227,560
California Enterprise Development Authority Rev., (Milken Community School), 5.00%, 7/1/33	400,000	445,559
California Enterprise Development Authority Rev., (Sage Hill School), 5.00%, 12/1/37	130,000	146,064
California Enterprise Development Authority Rev., (Sage Hill School), 5.00%, 12/1/40	225,000	249,737
California Health Facilities Financing Authority Rev., (Adventist Health System/West Obligated Group), 5.25%, 12/1/40	250,000	272,130
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 4.00%, 8/15/48	275,000	262,354
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 4/1/37	400,000	404,451
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 4/1/38	25,000	25,209
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 5.00%, 12/1/42	515,000	558,291
California Health Facilities Financing Authority Rev., (Kaiser Foundation Hospitals), VRN, 5.00%, 6/1/41	140,000	150,818
California Health Facilities Financing Authority Rev., (Lucile Salter Packard Children's Hospital at Stanford Obligated Group), 5.00%, 8/15/34	530,000	614,916
California Health Facilities Financing Authority Rev., (Rady Children's Hospital Obligated Group), VRN, 5.00%, 8/15/47	250,000	275,260
California Health Facilities Financing Authority Rev., (Scripps Health Obligated Group), 5.00%, 11/15/44	675,000	735,010
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/32	145,000	149,635
California Housing Finance Agency Rev., (300 De Haro Venture LP), VRN, 3.25%, 6/1/55	125,000	125,291
California Housing Finance Agency Rev., (Century WLAVA 4 LP), VRN, 2.95%, 6/1/46	250,000	250,287
California Housing Finance Agency Rev., (CR Epoca L Communities LP), Class PT, 3.70%, 11/1/37 (FNMA)	250,000	251,968
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 5.00%, 11/1/31	215,000	237,584
California Infrastructure & Economic Development Bank Rev., (Desertxpress Enterprises LLC), VRN, 12.00%, 1/1/65(1)	145,000	81,200
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 5.00%, 11/1/29	250,000	265,006

California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 5.00%, 11/1/44	325,000	344,559
California Infrastructure & Economic Development Bank Rev., (Museum Associates), 3.25%, 6/1/33	375,000	376,549
California Infrastructure & Economic Development Bank Rev., (University of California), 5.00%, 5/15/45	250,000	271,815
California Municipal Finance Authority Rev., 4.70%, 7/1/41 (FNMA)	250,000	260,932
California Municipal Finance Authority Rev., (21010 Vanowen LP), VRN, 3.00%, 2/1/57	250,000	250,491
California Municipal Finance Authority Rev., (4252 Crenshaw Preservation LLC), 3.75%, 12/1/35 (FHLMC)	200,000	198,357
California Municipal Finance Authority Rev., (5435 Balboa LP), VRN, 3.15%, 8/1/59	365,000	366,077
California Municipal Finance Authority Rev., (Ascent 613), 5.375%, 1/1/55(1)	200,000	201,078
California Municipal Finance Authority Rev., (Azusa Pacific University), 5.00%, 4/1/41	135,000	131,485
California Municipal Finance Authority Rev., (California Baptist University), 5.00%, 11/1/36(1)	500,000	500,294
California Municipal Finance Authority Rev., (California Baptist University), 5.125%, 11/1/40(1)	250,000	260,371
California Municipal Finance Authority Rev., (California Baptist University), 5.375%, 11/1/45(1)	300,000	308,462
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/28	150,000	155,782
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/37	200,000	204,281
California Municipal Finance Authority Rev., (Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio), 5.00%, 8/15/37	360,000	392,896
California Municipal Finance Authority Rev., (Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio), 4.00%, 8/15/44	250,000	236,195
California Municipal Finance Authority Rev., (Catalyst Impact Fund 1 LLC), 6.00%, 1/1/39(1)	250,000	261,843
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/38	300,000	308,762
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/43	250,000	254,863
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.50%, 11/1/46(1)	100,000	94,541
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/29	40,000	40,644
California Municipal Finance Authority Rev., (Eskaton Properties, Inc. Obligated Group), 5.00%, 11/15/44	250,000	261,245
California Municipal Finance Authority Rev., (Gateways Hospital and Mental Health Center), 5.00%, 9/1/46	250,000	252,974
California Municipal Finance Authority Rev., (Gracelight Community Health Obligated Group), 4.125%, 6/1/36	250,000	241,833
California Municipal Finance Authority Rev., (Gracelight Community Health Obligated Group), 5.125%, 6/1/45	110,000	111,631
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 5.00%, 10/1/36	400,000	430,639
California Municipal Finance Authority Rev., (Ignatian Corp.), 5.00%, 9/1/54	600,000	623,064
California Municipal Finance Authority Rev., (Lakeside Vista Apartments LP), 4.35%, 6/1/42 (FHLMC)	250,000	253,898
California Municipal Finance Authority Rev., (Maison's Sierra Phase 2 LP), 4.45%, 11/1/43 (FNMA)	100,000	102,246
California Municipal Finance Authority Rev., (Palmdale Family Apartments LP), VRN, 3.00%, 6/1/45	250,000	251,030
California Municipal Finance Authority Rev., (Palmdale Family Housing LP), VRN, 2.95%, 1/1/56	250,000	250,139
California Municipal Finance Authority Rev., (PRG - Potrero Properties LLC), 5.00%, 6/30/32	250,000	269,174
California Municipal Finance Authority Rev., (PRG - Potrero Properties LLC), 5.00%, 9/1/41	250,000	276,298
California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/44	250,000	261,869
California Municipal Finance Authority Rev., (Scripps College), 5.00%, 7/1/29	375,000	401,618
California Municipal Finance Authority Rev., (St. Mary and All Angels Christian Church CA), 5.75%, 5/1/54(1)	50,000	50,408
California Municipal Finance Authority Rev., (United Airlines, Inc.), 4.00%, 7/15/29	500,000	504,338
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/28	100,000	101,699
California Municipal Finance Authority Rev., (View at San Bruno LP), VRN, 5.00%, 6/1/56	30,000	31,405
California Municipal Finance Authority Rev., (Village Green Tax Credit LP), 4.125%, 11/1/41 (FNMA)	295,000	291,493
California Municipal Finance Authority Rev., (Village Green Tax Credit LP), 4.40%, 12/1/43 (FHLMC)(2)	350,000	352,338
California Municipal Finance Authority Rev., (Witmer Manor Community Partners LP), 4.875%, 11/1/43 (FNMA)(HUD)	200,000	205,801
California Municipal Finance Authority Rev., VRN, 4.33%, 11/20/40	99,511	98,879
California Municipal Finance Authority Rev., VRN, 3.54%, 2/20/41	98,868	92,515
California Municipal Finance Authority Special Tax, (California Municipal Finance Auth Cmnty Facs Dist 2024-11, Special Tax Rev.), 5.00%, 9/1/46	250,000	252,974
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority BOLD Program Series 2024A), 5.00%, 9/1/48	235,000	238,705
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs Dist No. 2022-6 Impt Area No. 2), 5.25%, 9/1/45	100,000	104,011
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2023-5 Area No. 2), 5.00%, 9/1/40	225,000	234,658
California Public Finance Authority Rev., (Henry Mayo Newhall Hospital Obligated Group), 5.00%, 10/15/37	40,000	40,090
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 5.00%, 11/15/46(1)	250,000	237,366

California Public Finance Authority Rev., (PIH Health, Inc. Obligated Group), 5.00%, 6/1/37	290,000	318,581
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 4.00%, 7/1/34(1)	325,000	328,862
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 4.00%, 8/1/36(1)	125,000	120,438
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/46(1)	300,000	291,792
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/42(1)	250,000	252,699
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/27(1)	160,000	162,757
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/49(1)	395,000	395,421
California School Finance Authority Rev., (Larchmont Schools), 5.00%, 6/1/37(1)	250,000	260,024
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/37(1)	325,000	325,708
California School Finance Authority Rev., (TEACH, Inc. Series 2019 Obligated Group), 5.00%, 6/1/29(1)	255,000	255,182
California State Public Works Board Rev., (State of California), 5.00%, 9/1/33	500,000	571,924
California State University Rev., 4.00%, 11/1/43	335,000	334,991
California State University Rev., VRN, 3.125%, 11/1/51	185,000	184,697
California Statewide Communities Development Authority Rev., 5.00%, 10/1/32(1)	300,000	332,624
California Statewide Communities Development Authority Rev., (California Statewide Community Development Authority PACE Assessments), 5.00%, 9/2/35(1)	100,000	102,865
California Statewide Communities Development Authority Rev., (California Statewide Community Development Authority PACE Assessments), 5.25%, 9/2/61(1)	150,000	151,711
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/40	400,000	400,384
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/45 (BAM-TCRS)	250,000	244,356
California Statewide Communities Development Authority Rev., (Foothill Oak Park Apartments LLC), VRN, 4.25%, 9/1/67 (FNMA)	500,000	511,368
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 4.00%, 4/1/39	175,000	175,249
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 4.00%, 4/1/42	200,000	194,779
California Statewide Communities Development Authority Rev., (Hebrew Home for Aged Disabled), 5.00%, 11/1/29 (CA MTG INS)	170,000	171,681
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/44	200,000	200,073
California Statewide Communities Development Authority Rev., (Redlands Community Hospital Obligated Group), 4.00%, 10/1/41	235,000	229,225
California Statewide Communities Development Authority Rev., (Sequoia Living, Inc.), 5.00%, 7/1/39	250,000	277,709
California Statewide Communities Development Authority Rev., (USC Obligated Group), 5.00%, 1/1/35	125,000	128,932
California Statewide Communities Development Authority Rev., (Siena Roseville LP), Series 2026-05FN, 4.20%, 5/1/36 (FNMA)	350,000	355,126
Central Valley Energy Authority Rev., VRN, 5.00%, 12/1/55 (GA: Pacific Life Insurance Co.)	360,000	387,226
Chabot-Las Positas Community College District GO, 5.00%, 8/1/44	350,000	392,496
Chabot-Las Positas Community College District GO, 5.25%, 8/1/48	300,000	323,550
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2022-1), 5.00%, 9/1/35	285,000	303,749
City & County San Francisco Infrastructure & Revitalization Financing District 1 Facilities Tax Allocation, 5.00%, 9/1/46(1)	150,000	150,314
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Orange Portfolio), 2.80%, 3/1/47(1)	240,000	212,948
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Orange Portfolio), 3.00%, 3/1/57(1)	100,000	69,304
Department of Veterans Affairs Veteran's Farm & Home Purchase Program Rev., 4.25%, 12/1/49	250,000	244,469
Desert Community College District GO, 5.00%, 8/1/51	550,000	585,785
Dublin Special Tax, (City of Dublin CA Community Facilities District No. 2015-1 Improvement Area No. 5), 5.375%, 9/1/51	390,000	401,550
East Bay Municipal Utility District Wastewater System Rev., 5.00%, 6/1/45	520,000	558,108
East Bay Municipal Utility District Wastewaters Rev., 5.00%, 6/1/56	250,000	267,150
East County Advanced Water Purification Joint Powers Authority Rev., 3.125%, 9/1/26	690,000	689,997
El Monte Union High School District GO, 5.00%, 6/1/30	100,000	109,862
El Monte Union High School District GO, 5.00%, 6/1/32	100,000	113,604
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/32	180,000	187,119
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/43	205,000	202,598

Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/46 (BAM-TCRS)	135,000	132,287
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/46	400,000	388,820
Glendale Electric Rev., 5.00%, 2/1/46	200,000	212,802
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/51	250,000	249,926
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/66(3)	500,000	49,998
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/61(1)	590,000	526,409
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/46	150,000	163,013
Independent Cities Finance Authority Rev., (City of Compton CA Sales Tax), 4.00%, 6/1/36 (AG)(1)	250,000	252,768
Independent Cities Finance Authority Rev., (City of Compton CA Sales Tax), 4.00%, 6/1/51 (AG)(1)	150,000	141,844
Irvine Unified School District Financing Authority Special Tax, 5.00%, 9/1/34 (BAM)(2)	450,000	515,349
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2024-1), 5.00%, 9/1/40	500,000	528,463
Long Beach Bond Finance Authority Rev., 5.50%, 11/15/37 (GA: Merrill Lynch & Co., Inc.)	185,000	211,462
Long Beach Marina System Rev., 5.00%, 5/15/37	250,000	282,118
Los Angeles Rev., (West Hollywood Housing LP), VRN, 2.85%, 5/1/60	250,000	249,430
Los Angeles County Community Facilities District No. 2021-01 Special Tax, (County of Los Angeles CA Community Facilities District No. 2021-01 Area No.2), 5.00%, 9/1/49	250,000	253,682
Los Angeles County Public Works Financing Authority Rev., (County of Los Angeles CA), 5.50%, 12/1/49	150,000	164,935
Los Angeles Department of Airports Rev., 5.00%, 5/15/32	150,000	164,977
Los Angeles Department of Airports Rev., 5.00%, 5/15/48	300,000	319,615
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/42	250,000	271,905
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/45	500,000	526,425
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/27	125,000	128,075
Los Angeles Department of Water & Power Water System Rev., 5.00%, 1/1/30	250,000	265,709
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/33	125,000	139,657
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/42 (BAM)	125,000	136,453
Los Angeles Housing Authority Rev., 3.75%, 4/1/34 (FNMA)	119,882	120,649
Los Angeles Housing Authority Rev., (Victory Boulevard Housing Partners LP), VRN, 3.00%, 1/1/46	212,000	212,322
Los Angeles Unified School District GO, 5.00%, 7/1/26	180,000	180,364
Los Angeles Unified School District GO, 5.00%, 7/1/35	500,000	584,148
Manhattan Beach COP, VRN, 5.00%, 7/1/55	670,000	693,727
Manteca Unified School District COP, Capital Appreciation, 0.00%, 9/15/28 (NPFG)(3)	100,000	94,017
Marina Joint Powers Financing Authority Rev., 3.40%, 3/1/36 (FNMA)	100,000	101,131
Menifee Special Tax, (City of Menifee CA Community Facilities District No. 2023-1), 5.00%, 9/1/44	160,000	165,617
Midpeninsula Regional Open Space District Field Employees Corp. GO, 4.00%, 9/1/31	65,000	65,160
Moreno Valley Public Financing Authority Rev., (Moreno Valley Public Financing Authority Electric System), 5.25%, 5/1/46 (AG)(2)	250,000	276,965
Morgan Hill Unified School District GO, Capital Appreciation, 0.00%, 8/1/26 (FGIC)(3)(4)	75,000	74,640
Mountain House Community Facilities District Special Tax, (City of Mountain House CA Community Facilities District No. 2024-1 Impt Area 6), 5.125%, 9/1/45	200,000	206,446
Mountain House Public Financing Authority Special Tax, 5.00%, 9/1/46	350,000	356,145
Mountain View School District School Facilities Improvement District No. 2 GO, Capital Appreciation, 0.00%, 7/1/29(3)	300,000	268,372
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup, Inc.)	290,000	357,620
New Hampshire Business Finance Authority Rev., VRN, 3.81%, 7/20/39	394,972	383,673
Northern California Transmission Agency Rev., 5.00%, 5/1/38	250,000	290,042
Ohlone Community College District GO, 5.00%, 8/1/41	300,000	345,443
Ontario Community Facilities District No. 64 Special Tax, 5.00%, 9/1/39	100,000	105,339
Ontario Public Financing Authority Rev., (City of Ontario CA Water), 5.00%, 8/1/49	195,000	206,360
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2016-1), 5.00%, 8/15/32	125,000	125,420
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2023-1), 5.50%, 8/15/53	425,000	440,889
Orange Unified School District GO, 3.125%, 8/1/37	800,000	764,222
Palmdale Water District Public Financing Authority Rev., (Palmdale Water District), 5.00%, 10/1/53 (AG)	300,000	313,251
Palomar Health GO, (Palomar Health Obligated Group), 4.00%, 8/1/33	40,000	37,712

Palomar Health GO, (Palomar Health Obligated Group), Capital Appreciation, 7.00%, 8/1/38 (AG)	55,000	60,186
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/36	130,000	128,834
Paradise Unified School District COP, 5.25%, 5/1/48	100,000	100,857
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/36	200,000	213,721
Pittsburg Successor Agency Redevelopment Agency Tax Allocation, 5.00%, 9/1/29 (AG)	225,000	226,406
Port of Los Angeles Rev., 5.00%, 8/1/35	250,000	277,517
Port of Los Angeles Rev., 5.00%, 8/1/36	340,000	375,100
Rancho Cordova Special Tax, (City of Rancho Cordova CA Ranch Community Facs District No. 2021-1 Area No. 3), 5.00%, 9/1/40	280,000	292,019
Redwood City Redevelopment Agency Successor Agency Tax Allocation, Capital Appreciation, 0.00%, 7/15/30 (AMBAC)(3)	200,000	176,326
Rialto Special Tax, (City of Rialto CA Community Facilities District No 2024-1), 5.00%, 9/1/41	200,000	209,818
Rialto Special Tax, (City of Rialto CA Community Facilities District No. 2020-1), 5.00%, 9/1/45	100,000	102,683
Rio Hondo Community College District GO, 5.00%, 8/1/43	225,000	251,680
Riverside County Public Financing Authority Tax Allocation, 5.00%, 10/1/35 (BAM)	100,000	117,833
Riverside County Public Financing Authority Tax Allocation, (Riverside County Public Financing Authority Redevelopment Project Area No. 1), 5.00%, 10/1/26 (AG)	250,000	251,910
Riverside County Transportation Commission Rev., 4.00%, 6/1/46	820,000	806,635
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 40), 5.00%, 9/1/40	150,000	156,916
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2020-2 Area No. 1), 5.00%, 9/1/40	250,000	264,013
Romoland School District Special Tax, (Romoland School District-Community Facilities District No. 2021-1 Impt Area 1), 5.00%, 9/1/56(2)	150,000	151,008
Roseville Special Tax, (City of Roseville CA Amoruso Ranch Community Facilities District 1 Impt Area 1), 5.00%, 9/1/44	500,000	512,697
Roseville Special Tax, (City of Roseville CA Creekview Phase 5 Community Facilities District No. 1), 5.00%, 9/1/40	150,000	155,977
Roseville Joint Union High School District GO, 5.00%, 8/1/27(2)	250,000	254,281
Sacramento City Unified School District GO, 5.00%, 8/1/53 (AG)	250,000	260,455
Sacramento County Airport System Rev., 5.00%, 7/1/34	15,000	15,728
Sacramento County Airport System Rev., 5.25%, 7/1/45	125,000	134,538
Sacramento County Airport System Rev., 5.25%, 7/1/54	370,000	392,801
Sacramento Municipal Utility District Rev., 5.00%, 8/15/28	20,000	21,152
Sacramento Municipal Utility District Rev., 5.00%, 11/15/54	360,000	379,113
Sacramento Municipal Utility District Rev., VRN, 5.00%, 8/15/49	250,000	284,370
San Carlos School District GO, 4.50%, 10/1/55	375,000	376,961
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/28	200,000	200,862
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/30	25,000	25,107
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/35	100,000	111,577
San Diego County Regional Airport Authority Rev., 5.25%, 7/1/50	150,000	162,457
San Diego Public Facilities Financing Authority Rev., (City of San Diego CA Water Utility), 5.00%, 8/1/42	460,000	517,241
San Diego Public Facilities Financing Authority Rev., (City of San Diego Sewer Utility), 5.00%, 5/15/45	125,000	137,781
San Diego Public Facilities Financing Authority Rev., (City of San Diego Sewer Utility), 5.00%, 5/15/46	125,000	136,464
San Diego Public Facilities Financing Authority Rev., (San Diego Sewer Utility Rev.), 5.00%, 5/15/54	450,000	472,650
San Diego Unified School District GO, 5.00%, 7/1/35	250,000	290,699
San Francisco City & County Airport Commission-San Francisco International Airport Rev., 5.00%, 5/1/32	310,000	341,693
San Francisco City & County Airport Commission-San Francisco International Airport Rev., 5.00%, 5/1/46	1,600,000	1,600,085
San Francisco City & County Airport Commission-San Francisco International Airport Rev., 5.50%, 5/1/56(2)	500,000	532,831
San Francisco City & County Public Utilities Commission Wastewater Rev., VRN, 4.00%, 10/1/48	395,000	410,176
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/35 (AG)	250,000	292,021
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/34	150,000	175,116
San Joaquin Hills Transportation Corridor Agency Rev., 4.00%, 1/15/34	150,000	155,236
San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/49	100,000	100,049
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/29 (NPFG)(3)	500,000	460,461
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/36 (NPFG)(3)	40,000	28,402
San Jose Rev., (Berryessa Affordable Housing LP), VRN, 3.05%, 5/1/66	250,000	250,001
San Jose Rev., (La Moraga San Jose LP), 3.90%, 10/1/35 (FNMA)	250,000	254,738

Santa Ana Gas Tax Rev., 5.00%, 1/1/34	40,000	42,171
Santa Barbara Community College District GO, 5.00%, 8/1/34	55,000	55,212
Santa Barbara Community College District GO, 6.00%, 8/1/41	200,000	243,486
Santa Clara County Financing Authority Rev., (County of Santa Clara), 4.00%, 11/1/49	500,000	484,433
Santa Clara Unified School District GO, 4.00%, 7/1/37	105,000	109,705
Santa Clara Valley Water District Rev., 5.00%, 6/1/45	310,000	338,156
Sonoma County Water Agency Rev., 4.00%, 7/1/47	160,000	157,527
South San Francisco Special Tax, (City of South San Francisco CA Community Facilities District No. 2021-01), 5.00%, 9/1/40	100,000	105,301
South San Francisco Special Tax, (City of South San Francisco CA Community Facilities District No. 2021-01), 5.00%, 9/1/45	100,000	103,214
Southern California Public Power Authority Rev., 5.00%, 7/1/26	80,000	80,209
Southern California Public Power Authority Rev., (City of Anaheim CA Electric System), VRN, 3.70%, 7/1/40	500,000	500,666
Southern California Public Power Authority Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/48	100,000	103,249
Southern California Public Power Authority Rev., (Los Angeles Department of Water & Power Power System), 5.25%, 7/1/53	250,000	260,684
State of California GO, 4.00%, 3/1/30, Prerefunded at 100% of Par(4)	5,000	5,265
State of California GO, 3.50%, 12/1/30	995,000	995,210
State of California GO, 5.00%, 3/1/32	230,000	249,475
State of California GO, 4.00%, 3/1/36	195,000	201,217
State of California GO, 4.00%, 9/1/43	745,000	753,501
State of California GO, 5.00%, 3/1/55	100,000	105,425
State of California GO, 5.25%, 8/1/55	110,000	118,444
State of California Department of Water Resources Rev., (State of California Department of Water Resources Water Supply), 5.00%, 12/1/51	350,000	374,038
Stockton Community Facilities District Special Tax, (Stockton Community Facilities District No. 2018-2 Area No. 4), 5.00%, 9/1/40	100,000	104,370
Stockton Unified School District GO, 5.00%, 8/1/27 (AG)	285,000	293,846
Sulphur Springs Union School District Special Tax, (Sulphur Springs Union School District Community Facilities District No. 2019-1), 5.00%, 9/1/28	180,000	186,866
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/28 (AG)	160,000	165,952
Tobacco Securitization Authority of Northern California Rev., (Sacramento County Tobacco Securitization Corp.), 4.00%, 6/1/49	225,000	196,683
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/37	200,000	205,619
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/39	100,000	102,296
University of California Rev., 5.00%, 5/15/29	200,000	214,363
University of California Rev., 5.00%, 5/15/37	360,000	409,826
University of California Rev., 5.25%, 5/15/40	250,000	287,630
University of California Rev., 5.00%, 5/15/48	230,000	235,153
University of California Rev., 5.00%, 5/15/53	500,000	528,554
Vacaville Special Tax, (City of Vacaville CA-Community Facilities District No. 13 Improvement Area 1), 5.00%, 9/1/40	100,000	103,524
West Sacramento Enhanced Infrastructure Financing District No. 1 Tax Allocation, 5.00%, 9/1/55 (AG)	100,000	103,587
Windsor Joint Powers Financing Authority Rev., 5.00%, 11/1/56 (AG)	250,000	254,506
Yosemite Community College District GO, Capital Appreciation, 0.00%, 8/1/31(3)	140,000	118,962
		73,916,713
Guam — 2.0%
Antonio B Won Pat International Airport Authority Rev., 5.25%, 10/1/35	100,000	108,865
Guam Government Waterworks Authority Rev., (Guam Government Waterworks Authority Water And Wastewater System), 5.25%, 7/1/41	500,000	539,704
Guam Power Authority Rev., 5.00%, 10/1/30	350,000	370,724
Port Authority of Guam Rev., 5.00%, 7/1/29	135,000	138,881
Port Authority of Guam Rev., 5.00%, 7/1/36	250,000	254,325
Territory of Guam Rev., 5.00%, 1/1/28	100,000	102,563
		1,515,062

Puerto Rico — 1.3%
Children's Trust Fund Rev., 0.00%, 5/15/50(3)	500,000	104,321
Puerto Rico GO, 5.625%, 7/1/29	150,000	157,690
Puerto Rico GO, VRN, 0.00%, 11/1/51	15,863	10,014
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 4.33%, 7/1/40	700,000	698,015
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., Capital Appreciation, 0.00%, 7/1/51(3)	125,000	33,572
		1,003,612
U.S. Virgin Islands — 0.1%
Virgin Islands Hotel Development Financing Corp. Rev., (CFC-FR LLC), 6.00%, 12/1/55	100,000	100,795
TOTAL MUNICIPAL SECURITIES (Cost $75,925,921)		76,789,541
WARRANTS — 0.0%
Ground Transportation — 0.0%
BL Train Holdings West LLC(5) (Cost $—)	1,200	3,600
SHORT-TERM INVESTMENTS — 2.7%
Money Market Funds — 2.7%
BlackRock Liquidity Funds MuniCash (Cost $2,134,131)	2,133,918	2,134,131
TOTAL INVESTMENT SECURITIES — 101.5% (Cost $78,060,052)		78,927,272
OTHER ASSETS AND LIABILITIES — (1.5)%		(1,204,683)
TOTAL NET ASSETS — 100.0%		$77,722,589

NOTES TO SCHEDULE OF INVESTMENTS
AG	–	Assured Guaranty, Inc.
AMBAC	–	American Municipal Bond Assurance Corp.
BAM	–	Build America Mutual Assurance Corp.
BAM-TCRS	–	Build America Mutual Assurance Corp. - Transferrable Custodial Receipts
CA MTG INS	–	California Mortgage Insurance Co.
COP	–	Certificates of Participation
FGIC	–	Financial Guaranty Insurance Co.
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GA	–	Guaranty Agreement
GO	–	General Obligation
HUD	–	Housing and Urban Development
NPFG	–	National Public Finance Guarantee Corp.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $6,582,592, which represented 8.5% of total net assets.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(4)Escrowed to maturity in U.S. government securities or state and local government securities.
(5)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.  Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$76,789,541	—
Warrants	—	3,600	—
Short-Term Investments	$2,134,131	—	—
	$2,134,131	$76,793,141	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.